ASSETS HELD FOR SALE AND INVENTORIES, NET - Inventories, net (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	$ 932,657	$ 747,302
Inventories pledged as collateral for liabilities	0	0
Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	973,895	784,067
Accumulated impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	(41,238)	(36,765)
Land and buildings | Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	576,556	275,808
Vehicles | Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	365,173	469,949
Machinery and others | Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	$ 32,166	$ 38,310